Related Parties - Commitment to Acquire Facilities (Details) - Invenergy Wind	6 Months Ended
	Mar. 30, 2020	Mar. 30, 2019	Dec. 31, 2015
Related Party Transaction [Line Items]
Ownership percentage by other entities			9.90%
Scenario, Forecast
Related Party Transaction [Line Items]
Option to acquire remaining interest, period	180 days	180 days